Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 17, 2025, Verb Technology Company, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”), reporting that on April 11, 2025, the Company completed the acquisition of Lyvecom, Inc. (“Lyvecom”) pursuant to a stock purchase agreement (the “Acquisition”) with Lyvecom and the shareholders of Lyvecom.
Document Period End Date	Apr. 11, 2025
Entity File Number	001-38834
Entity Registrant Name	VERB TECHNOLOGY COMPANY, INC.
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3024 Sierra Juniper Court
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89138
City Area Code	(855)
Local Phone Number	250-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	VERB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false